Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrealized holding gains (losses) on debt securities available-for-sale, income taxes	$ (175)	$ 824
Reclassification adjustment for losses on available-for- sale securities included in net income, income taxes	$ 0	$ 84